Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

5. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2017	2018
Value added tax recoverable	$328	$419
Rental and utility deposit	19	19
Advance to suppliers	410	243
Prepayment	654	520
Coupon and dividend receivable	93	176
Others	915	890
	$2,419	$2,267